Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 18,836	$ 5,640	$ 31,194	$ 11,434
Percent of Total, Trading container sales proceeds	100.00%	100.00%	100.00%	100.00%
Percent of Total, Gain on sale of containers, net	100.00%	100.00%	100.00%	100.00%
Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 8,730	$ 7,427	$ 16,341	$ 17,012
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 2,293	$ 1,929	$ 4,500	$ 3,030
Percent of Total, Trading container sales proceeds	51.70%	35.50%	53.20%	31.50%
Percent of Total, Gain on sale of containers, net	12.20%	34.20%	14.40%	26.50%
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 4,516	$ 2,636	$ 8,686	$ 5,357
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 3,200	$ 3,844	$ 5,041	$ 6,290
Percent of Total, Trading container sales proceeds	36.40%	56.50%	30.30%	58.60%
Percent of Total, Gain on sale of containers, net	17.00%	68.10%	16.20%	55.00%
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 3,174	$ 4,195	$ 4,950	$ 9,973
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 13,343	$ 1,177	$ 21,653	$ 2,221
Percent of Total, Trading container sales proceeds	11.90%	8.00%	16.50%	9.80%
Percent of Total, Gain on sale of containers, net	70.80%	20.90%	69.40%	19.40%
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 1,039	$ 593	$ 2,704	$ 1,673
All other international
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net		$ (1,310)		$ (107)
Percent of Total, Trading container sales proceeds	0.00%	0.00%	0.00%	0.10%
Percent of Total, Gain on sale of containers, net		(23.20%)		(0.90%)
All other international | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 1	$ 3	$ 1	$ 9